Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
15.	Income Taxes
Under the laws of the countries the Company (which includes its subsidiaries) are incorporated and/or Company’s vessels are registered, the Company is not subject to tax on international shipping income, however, they are subject to registration and tonnage taxes, which have been included in Vessels’ operating expenses in the consolidated statements of comprehensive income.
Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

The
Company satisfies these initial criteria. In addition, these companies must be more than 50% owned by individuals who are residents, as defined, in the country of incorporation or another foreign country that grants an equivalent exemption to U.S. corporations. The Company also currently satisfies the more than 50% beneficial ownership requirement.